UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number 811-03310

Name of Fund: Merrill Lynch Retirement Reserves Money Fund of Merrill Lynch
              Retirement Series Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, Merrill Lynch Retirement Reserves Money Fund of Merrill Lynch Retirement Series Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 10/31/05

Date of reporting period: 11/01/04 - 04/30/05

Item 1 - Report to Stockholders

                                Merrill Lynch Retirement
                                Reserves Money Fund
                                Of Merrill Lynch Retirement Series Trust

Semi-Annual Report
April 30, 2005

Merrill Lynch Retirement Reserves Money Fund

Officers and Trustees

Robert C. Doll, Jr., President and Trustee
James H. Bodurtha, Trustee
Joe Grills, Trustee
Herbert I. London, Trustee
Roberta Cooper Ramo, Trustee
Robert S. Salomon, Jr., Trustee
Stephen B. Swensrud, Trustee
Kevin J. McKenna, Senior Vice President
Donaldo S. Benito, Vice President
Donald C. Burke, Vice President and Treasurer
Jeffrey Hiller, Chief Compliance Officer
Alice A. Pellegrino, Secretary

Custodian

The Bank of New York
100 Church Street
New York, NY 10286

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
800-221-7210

--------------------------------------------------------------------------------
Effective January 1, 2005, Terry K. Glenn retired as President and Trustee of Merrill Lynch Retirement Reserves Money Fund of Merrill Lynch Retirement Series Trust. The Fund's Board of Trustees wishes Mr. Glenn well in his retirement.

Effective January 1, 2005, Robert C. Doll, Jr. became President and Trustee of the Fund.
--------------------------------------------------------------------------------


2       MERRILL LYNCH RETIREMENT RESERVES MONEY FUND    APRIL 30, 2005

A Letter From the President

Dear Shareholder

Financial markets faced a number of crosscurrents over the past several months, but most major benchmarks managed to post positive returns for the annual and semi-annual reporting periods ended April 30, 2005:

Total Returns as of April 30, 2005                                6-month      12-month
=======================================================================================
U.S. equities (Standard & Poor's 500 Index)                       +3.28%        + 6.34%
---------------------------------------------------------------------------------------
Small-cap U.S. equities (Russell 2000 Index)                      -0.15%        + 4.71%
---------------------------------------------------------------------------------------
International equities (MSCI Europe Australasia Far East Index)   +8.71%        +14.95%
---------------------------------------------------------------------------------------
Fixed income (Lehman Brothers Aggregate Bond Index)               +0.98%        + 5.26%
---------------------------------------------------------------------------------------
Tax-exempt fixed income (Lehman Brothers Municipal Bond Index)    +1.93%        + 6.81%
---------------------------------------------------------------------------------------
High yield bonds (Credit Suisse First Boston High Yield Index)    +0.65%        + 6.92%
---------------------------------------------------------------------------------------

After expanding at an annualized rate of 4.4% in 2004, U.S. gross domestic product growth for the first quarter of 2005 came in at an estimated 3.1% (although that figure was later revised upward to 3.5%). Nevertheless, the Federal Reserve Board continued increasing interest rates at a measured pace to combat emergent inflation. The most recent hike came on May 3, and brought the federal funds rate to 3%. Recently, signs of inflation have taken the form of rising business costs and increasing consumer prices, particularly in the areas of gasoline, healthcare, housing and education.

U.S. equities ended 2004 in a strong rally, but stumbled into negative territory in 2005. The market weakness was largely fueled by the potential for slowing economic and corporate earnings growth, renewed energy price concerns and a lack of investor conviction. On the positive side, certain sectors of the market have been performing well (particularly energy) and corporate transactions, such as mergers and acquisitions, stock buy-backs and dividend payouts, have all increased. International equities, especially in Asia, have benefited from higher economic growth rates.

In the bond market, we witnessed a yield curve flattening trend over the past several months as short-term yields increased and longer-term interest rates remained more stable or fell. At the end of April 2005, the two-year Treasury note yielded 3.66% and the 10-year Treasury note yielded 4.21%, a difference of 55 basis points (.55%). This compared to a spread of 149 basis points six months earlier and 222 basis points 12 months ago.

Looking ahead, the environment is likely to be a challenging one for investors. With this in mind, we encourage you to meet with your financial advisor to review your goals and asset allocation and to rebalance your portfolio, as necessary, to ensure it remains aligned with your objectives and risk tolerance. As always, we thank you for trusting Merrill Lynch Investment Managers with your investment assets, and we look forward to serving you in the months and years ahead.

                                Sincerely,


                                /s/ Robert C. Doll, Jr.

                                Robert C. Doll, Jr.
                                President and Trustee


        MERRILL LYNCH RETIREMENT RESERVES MONEY FUND    APRIL 30, 2005         3

A Discussion With Your Fund's Portfolio Manager

      As short-term interest rates rose throughout the period, we maintained an ample exposure to floating rate securities, which allowed us to protect the Fund's underlying value and maintain a more neutral duration.

How did the Fund perform during the period in light of the existing market conditions?

For the six-month period ended April 30, 2005, Merrill Lynch Retirement Reserves Money Fund's Class I and Class II Shares paid shareholders net annualized dividends of 1.85% and 1.82%, respectively. As of April 30, 2005, the Fund's Class I and Class II Shares each had seven-day yields of 2.35%.

The Fund's average portfolio maturity at April 30, 2005 was 58 days, compared to 59 days at October 31, 2004. The Fund's average maturity during the six-month period ranged from a low of 45 days to a high of 60 days.

Over the past six months, generally healthy economic conditions and increasing inflation expectations prompted the Federal Reserve Board (the Fed) to continue targeting a more "neutral" federal funds rate. Gross domestic product (GDP) grew at an annualized rate of 3.8% in the fourth quarter of 2004, but slowed to an estimated 3.1% in the first quarter of 2005 (although that figure was later revised upward to 3.5%). Inflationary pressures began to emerge at both the producer and consumer levels, particularly in the areas of energy prices, housing costs and healthcare.

During the six-month period, the Fed continued to remove its overly accommodative monetary policy in a "measured" manner, increasing the federal funds rate 100 basis points (1%) between November 2004 and April 2005. The Fed moved once more shortly after period-end, bringing the federal funds level to 3% on May 3. As short-term interest rates rose in accordance with the Fed rate hikes, long-term rates remained stubbornly low, producing what Fed Chairman Alan Greenspan in February described as a "conundrum." The result was a considerable flattening of the yield curve, with the two-year Treasury yield increasing 110 basis points while the 10-year Treasury yield increased just 16 basis points during the past six months. Notably, the short end of the curve has remained quite steep, with a 76-basis-point spread between the three-month and two-year Treasury at period-end. In this environment, concentrating on shorter sectors and maintaining an overweight to the variable rate sectors proved beneficial.

How did you manage the portfolio during the period?

In an effort to promote market stability, the Fed made a concerted effort to increase the transparency of future monetary policy changes, sending fairly clear signals as to its intentions. Thus, the bond market had time to anticipate the period of higher rates, and the yield curve began to flatten out in a predictable manner. While rates ultimately climbed higher across all maturity ranges, the front end of the yield curve saw yields rise more severely than did the 10-year and 30-year sectors of the curve. The two-year Treasury yield increased from 2.56% at the end of October 2004 to 3.66% at period-end.

During the period, we focused largely on floating rate securities (at approximately 55% of portfolio assets). Because their coupons continuously reset, floating rate securities provide significant protection in a rising interest rate environment. We were then able to maintain a more neutral duration, when typically such a scenario might call for a slightly shorter duration posture. With the remainder of the portfolio, we generally focused on the six-month and nine-month areas of the yield curve -- sectors we believed were priced correctly given our view that we would likely see 25 basis point interest rate hikes at every Federal Open Market Committee meeting through the second quarter of 2005. For much of the period, we were reluctant to venture much further out on the curve, as we saw little value from a risk/reward standpoint. As the six-month period progressed, however, our investment of choice shifted to longer money market securities (six months - 13 months) as the yield curve in this sector became very steep.


4       MERRILL LYNCH RETIREMENT RESERVES MONEY FUND    APRIL 30, 2005

How would you characterize the Fund's position at the close of the period?

We continue to target an average portfolio duration in the 60-day range, reflecting our cautiously constructive view that there are sectors of the yield curve that represent value. Although the federal funds rate is likely to increase over the near term, we believe that future policy decisions in the third and fourth quarters of 2005 will become more dependent on the economic data releases. Several factors appear to be threatening the consumer, and could ultimately threaten sustainable economic growth: higher interest rates may curtail the wealth effect generated by housing prices and mortgage refinancing; job creation has not proved consistent enough to support wage growth; and oil prices, while possibly inflationary, seem to pose a greater risk in reducing discretionary spending.

Although our strategy had called for significant exposure to variable rate notes, the continued tightening of credit spreads throughout the period has served to make that asset class less attractive. As an alternative, our efforts have shifted into short-dated commercial paper as we await better buying opportunities. We find value in the six-month, nine-month and 12-month sectors, as they are fairly priced, in our view, and provide extremely attractive yields given the steepness of the curve in the front end. We believe the federal funds target rate will be in the 3.5% - 4% range by year-end, and we may shift our bias to be slightly longer should forward rates price in anything more aggressive.

The Fund's portfolio composition, as a percent of net assets, at the end of April and as of our last report to shareholders is detailed below:

--------------------------------------------------------------------------------
                                                        4/30/05        10/31/04
--------------------------------------------------------------------------------
Certificates of Deposit--
 European ........................................          4.2%            1.1%
Certificates of Deposit--
 Yankee* .........................................          5.2             4.4
Commercial Paper .................................         27.9            18.8
Corporate Notes ..................................         20.4            18.6
Funding Agreements ...............................          4.8             4.9
Repurchase Agreements ............................          3.0             4.9
U.S. Government Agency &
 Instrumentality Obligations --
 Discount ........................................          0.3             5.1
U.S. Government Agency &
 Instrumentality Obligations --
 Non-Discount ....................................         35.8            43.8
Short-Term Investments ...........................           --             0.3
Liabilities in Excess of Other Assets ............         (1.6)           (1.9)
                                                          ---------------------
Total ............................................        100.0%          100.0%
                                                          =====================
*     U.S. branches of foreign banks.

Donaldo S. Benito
Vice President and Portfolio Manager

May 26, 2005


        MERRILL LYNCH RETIREMENT RESERVES MONEY FUND    APRIL 30, 2005         5

Disclosure of Expenses

Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and
(b) operating expenses including advisory fees, distribution fees including 12(b)-1 fees, and other Fund expenses. The following example (which is based on a hypothetical investment of $1,000 invested on November 1, 2004 and held through April 30, 2005) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The first table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period."

The second table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

The expenses shown in the table are intended to highlight shareholders' ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the second table is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

                                                                                              Expenses Paid
                                                           Beginning          Ending        During the Period*
                                                         Account Value     Account Value     November 1, 2004
                                                        November 1, 2004   April 30, 2005    to April 30, 2005
==============================================================================================================
Actual
==============================================================================================================
Class I                                                     $1,000           $1,009.10            $2.96
--------------------------------------------------------------------------------------------------------------
Class II                                                    $1,000           $1,009.00            $3.16
==============================================================================================================
Hypothetical (5% annual return before expenses)**
==============================================================================================================
Class I                                                     $1,000           $1,021.99            $2.97
--------------------------------------------------------------------------------------------------------------
Class II                                                    $1,000           $1,021.79            $3.18
--------------------------------------------------------------------------------------------------------------

* For each class of the Fund, expenses are equal to the annualized expense ratio for the class (.59% for Class I and .63% for Class II), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown).
** Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half-year divided by 365.


6       MERRILL LYNCH RETIREMENT RESERVES MONEY FUND    APRIL 30, 2005

Schedule of Investments                                           (in Thousands)

                                        Face     Interest       Maturity
Issue                                  Amount      Rate*          Date        Value
=====================================================================================
Certificates of Deposit--European--4.2%
=====================================================================================
Barclays Bank Plc,
London                                $ 30,000     2.95+%       8/15/2005  $   29,972
-------------------------------------------------------------------------------------
BNP Paribas London                      50,000     3.025+       8/22/2005      49,963
-------------------------------------------------------------------------------------
Calyon, London                          25,000     3.60+        4/10/2006      24,987
-------------------------------------------------------------------------------------
Societe Generale,                       70,000     2.915+       8/09/2005      69,932
London
-------------------------------------------------------------------------------------
Total Certificates of Deposit--European
(Cost--$174,998) ........................................................     174,854
=====================================================================================
Certificates of Deposit--Yankee--5.2%
=====================================================================================
BNP Paribas, NY                         50,000     2.925+       8/08/2005      49,953
-------------------------------------------------------------------------------------
Canadian Imperial                       67,000     3.014+       5/15/2006      67,000
Bank of Commerce,
NY
-------------------------------------------------------------------------------------
HBOS Treasury                           10,000     3.15+        1/18/2006       9,972
Services Plc, NY
-------------------------------------------------------------------------------------
Royal Bank of                           51,000     2.859+       9/08/2005      50,988
Canada, NY
-------------------------------------------------------------------------------------
Swedbank                                40,000     3.425+       3/27/2006      40,000
(Forenings-
Sparbanken), NY
-------------------------------------------------------------------------------------
Total Certificates of Deposit--Yankee
(Cost--$217,987) ........................................................     217,913
=====================================================================================
Commercial Paper--27.9%
=====================================================================================
Amstel Funding                          20,000     3.00         6/29/2005      19,896
Corp.
-------------------------------------------------------------------------------------
Amsterdam                               12,500     2.93         5/23/2005      12,476
Funding Corp.                           15,000     2.97         6/13/2005      14,944
-------------------------------------------------------------------------------------
ANZ (Delaware) Inc.                     13,500     3.015        7/07/2005      13,420
-------------------------------------------------------------------------------------
Barton Capital, LLC                     25,000     2.80         5/05/2005      24,988
                                        23,000     2.81         5/09/2005      22,982
-------------------------------------------------------------------------------------
Beta Finance Inc.                       22,000     3.06         7/15/2005      21,854
                                        42,000     3.07         7/25/2005      41,683
                                        25,000     3.10         7/28/2005      24,805
-------------------------------------------------------------------------------------
Blue Ridge Asset                        25,000     2.90         5/16/2005      24,966
Funding Corp.                           15,000     2.89         5/17/2005      14,978
-------------------------------------------------------------------------------------
CAFCO, LLC                              30,000     2.96         6/06/2005      29,907
                                        31,000     2.98         6/16/2005      30,876
-------------------------------------------------------------------------------------
CC (USA) Inc.                           15,000     2.94         5/23/2005      14,971
(Centauri)                              18,800     3.04         7/11/2005      18,682
                                        64,000     3.10         7/25/2005      63,517
-------------------------------------------------------------------------------------
CRC Funding, LLC                        25,000     2.96         6/14/2005      24,904
-------------------------------------------------------------------------------------
Chariot Funding,                        18,000     2.93         5/20/2005      17,969
LLC                                     50,000     3.05         7/15/2005      49,669
-------------------------------------------------------------------------------------
DNB NOR Bank ASA                        25,000     3.28        10/26/2005      24,597
-------------------------------------------------------------------------------------
Dorada Finance Inc.                     24,000     3.08         7/25/2005      23,819
                                        26,000     3.10         7/26/2005      25,802
-------------------------------------------------------------------------------------
Falcon Asset                            31,130     2.79         5/03/2005      31,120
Securitization Corp.
-------------------------------------------------------------------------------------
General Electric                        25,000     3.08         9/07/2005      24,709
Capital Corp.
-------------------------------------------------------------------------------------
Grampian                                50,000     3.06         7/18/2005      49,655
Funding Ltd.
-------------------------------------------------------------------------------------
Jupiter                                  7,000     2.80         5/05/2005       6,997
Securitization Corp.                    42,000     2.92         5/18/2005      41,935
-------------------------------------------------------------------------------------
Morgan Stanley                          50,000     3.008+      12/06/2005      50,000
                                        30,000     3.008+      12/19/2005      30,000
-------------------------------------------------------------------------------------
Newport Funding                         25,000     3.03         7/07/2005      24,852
Corp.
-------------------------------------------------------------------------------------
Nordea North                            13,798     3.03         7/06/2005      13,718
America, Inc.                           25,000     2.98         8/22/2005      24,747
                                        18,000     3.25         9/28/2005      17,755
-------------------------------------------------------------------------------------
Preferred                                6,128     2.85         5/12/2005       6,122
Receivables
Funding Corp.
-------------------------------------------------------------------------------------
Santander Central                       54,000     3.25         9/20/2005      53,305
Hispano Finance, Inc.                   21,000     3.26         9/30/2005      20,710
-------------------------------------------------------------------------------------
Sheffield                               24,600     2.85         5/11/2005      24,577
Receivables Corp.
-------------------------------------------------------------------------------------
Sigma Finance Inc.                      12,375     3.02         6/30/2005      12,310
-------------------------------------------------------------------------------------
Skandinaviska                           30,000     3.01         7/06/2005      29,826
Enskilda Banken AB                      20,000     3.18         9/16/2005      19,750
                                        50,000     2.99+        1/23/2006      50,000
-------------------------------------------------------------------------------------
White Pine                              11,578     3.05         7/13/2005      11,503
Finance LLC                             10,000     3.26         9/26/2005       9,866
                                        20,309     3.25        10/06/2005      20,016
-------------------------------------------------------------------------------------
Windmill Funding                        25,000     2.93         5/24/2005      24,949
Corp.
-------------------------------------------------------------------------------------
Yorktown                                15,000     2.97         6/13/2005      14,944
Capital, LLC
-------------------------------------------------------------------------------------
Total Commercial Paper (Cost--$1,175,131) ...............................   1,175,071
=====================================================================================
Corporate Notes--20.4%
=====================================================================================
ASIF Global                             15,000     3.01+        5/23/2006      15,000
Financing
-------------------------------------------------------------------------------------
American Honda                          10,000     3.22+        7/22/2005      10,002
Finance Corp.                           25,000     2.70+        8/04/2005      25,000
                                        36,000     2.864+       8/15/2005      36,010
                                         9,500     3.195+       1/20/2006       9,505
                                        14,000     2.90+        2/21/2006      14,009
-------------------------------------------------------------------------------------
Associates                              34,000     3.19+        6/27/2005      34,000
Corporation of
North America
-------------------------------------------------------------------------------------
Beta Finance Inc.                       51,000     2.888+       9/12/2005      51,001
-------------------------------------------------------------------------------------


        MERRILL LYNCH RETIREMENT RESERVES MONEY FUND    APRIL 30, 2005         7

Schedule of Investments (continued)                               (in Thousands)

                                        Face     Interest       Maturity
Issue                                  Amount      Rate*          Date        Value
=====================================================================================
Corporate Notes (concluded)
=====================================================================================
Blue Heron                            $ 15,000     3.05+%       2/22/2006  $   15,000
Funding IX,
Class A
-------------------------------------------------------------------------------------
CC (USA) Inc.                           25,000     3.75         4/21/2006      25,000
(Centauri)
-------------------------------------------------------------------------------------
General Electric                        62,500     3.07+        5/17/2006      62,500
Capital Corp.
-------------------------------------------------------------------------------------
Goldman Sachs                           53,300     2.944+       5/15/2006      53,300
Group, Inc.
-------------------------------------------------------------------------------------
HSBC Finance Inc.                       28,000     3.02+       10/28/2005      27,999
                                        39,000     3.01+        5/24/2006      39,000
-------------------------------------------------------------------------------------
Metropolitan Life                       17,000     2.861+       5/05/2006      17,000
Global Funding Inc.                     13,000     2.994+       5/15/2006      13,000
-------------------------------------------------------------------------------------
Morgan Stanley                          50,000     3.074+       8/15/2005      50,000
                                        22,000     2.90+        5/04/2006      22,006
                                        14,000     2.954+       5/15/2006      14,000
-------------------------------------------------------------------------------------
Nationwide                              13,000     3.12+        4/28/2006      13,000
Building Society
-------------------------------------------------------------------------------------
Northern Rock Plc                       23,000     3.00+        4/07/2006      23,000
-------------------------------------------------------------------------------------
Permanent                               23,000     2.89+        6/10/2005      23,000
Financing (No-6) Plc
-------------------------------------------------------------------------------------
Permanent                               30,000     2.87+        3/10/2006      30,000
Financing (No-7) Plc
-------------------------------------------------------------------------------------
Pfizer Inc.                             25,700     2.69+       11/04/2005      25,700
-------------------------------------------------------------------------------------
Procter &                               34,500     2.93+        4/10/2006      34,500
Gamble Co.
-------------------------------------------------------------------------------------
Sigma Finance Inc.                      52,000     2.909+       5/16/2005      52,000
                                        27,500     2.944+       8/17/2005      27,500
                                        83,000     2.82+        3/21/2006      82,993
-------------------------------------------------------------------------------------
Westpac Banking                         11,000     2.99+        4/11/2006      11,000
Corp.
-------------------------------------------------------------------------------------
Total Corporate Notes (Cost--$856,020) ..................................     856,025
=====================================================================================
Funding Agreements--4.8%
=====================================================================================
GE Life and Annuity                     50,000     2.92+        6/07/2005      50,000
Assurance Co.++
-------------------------------------------------------------------------------------
Jackson National                        50,000     2.94+        5/02/2005      50,000
Life Insurance Co.++
-------------------------------------------------------------------------------------
MetLife Funding,                        12,000     2.96+        2/01/2006      12,000
Inc.++
-------------------------------------------------------------------------------------
Monumental Life                         30,000     3.005+       2/15/2006      30,000
Insurance Co.++
-------------------------------------------------------------------------------------
New York Life                           40,000     2.91+        5/27/2005      40,000
Insurance Co.++
-------------------------------------------------------------------------------------
The Travelers                           20,000     2.92+        3/01/2006      20,000
Insurance Co.++
-------------------------------------------------------------------------------------
Total Funding Agreements (Cost--$202,000) ...............................     202,000
=====================================================================================
U.S. Government Agency & Instrumentality
Obligations--Discount--0.3%
=====================================================================================
Fannie Mae                              13,000     7.00         7/15/2005      13,099
-------------------------------------------------------------------------------------
Total U.S. Government Agency & Instrumentality
Obligations--Discount (Cost--$13,141) ...................................      13,099
=====================================================================================
U.S. Government Agency & Instrumentality
Obligations--Non-Discount--35.8%
=====================================================================================
Fannie Mae                              21,100     1.45         7/08/2005      21,034
                                       127,500     2.775+       7/29/2005     127,495
                                       140,000     2.87+        8/17/2005     139,987
                                       102,000     2.733+       8/29/2005     101,984
                                        13,000     2.10        10/21/2005      12,927
                                        12,390     2.25         2/17/2006      12,264
                                         7,000     1.80         4/20/2006       6,876
                                         8,700     2.55         6/01/2006       8,572
                                         7,800     1.98         6/26/2006       7,649
                                        10,000     3.00         9/20/2006       9,896
-------------------------------------------------------------------------------------
Federal Farm                            36,000     2.781+       5/06/2005      36,000
Credit Banks                           132,500     2.785+       7/05/2005     132,506
                                        13,400     2.79+       12/05/2005      13,399
                                        23,000     2.92+        2/21/2006      22,996
                                        28,000     2.90+        5/19/2006      27,994
                                         9,900     2.15         7/21/2006       9,715
                                        25,000     2.80+        8/16/2006      24,995
                                        76,000     2.79+       12/22/2006      75,987
                                        15,000     2.94+        2/20/2008      14,996
-------------------------------------------------------------------------------------
Federal Home                            62,500     1.625        6/15/2005      62,385
Loan Banks                              21,400     1.42         6/30/2005      21,341
                                        38,000     2.775+       7/15/2005      37,999
                                        83,000     2.94+        7/26/2005      82,996
                                        13,000     1.75         8/15/2005      12,948
                                        47,500     1.50         8/26/2005      47,255
                                        51,000     2.875+       9/12/2005      50,993
                                        52,000     2.87+        9/16/2005      51,994
                                        12,500     2.40         5/03/2006      12,345
                                        50,000     2.656+       5/10/2006      49,993
                                        25,000     2.728+       5/19/2006      24,996
                                        38,000     2.79+        6/01/2006      37,982
                                         5,560     2.25         6/23/2006       5,470


8       MERRILL LYNCH RETIREMENT RESERVES MONEY FUND    APRIL 30, 2005

Schedule of Investments (concluded)                               (in Thousands)

                                        Face     Interest       Maturity
Issue                                  Amount      Rate*          Date        Value
=====================================================================================
U.S. Government Agency & Instrumentality
Obligations--Non-Discount (concluded)
=====================================================================================
Federal Home                          $100,000     2.89+%       8/21/2006  $   99,922
Loan Banks                              15,000     3.25        11/29/2006      14,873
(concluded)                             12,500     3.45         1/10/2007      12,421
-------------------------------------------------------------------------------------
Freddie Mac                             11,000     2.41        11/04/2005      10,947
                                        13,000     2.30        11/17/2005      12,924
                                        13,000     2.35        12/09/2005      12,917
                                        15,000     2.20        12/30/2005      14,877
                                        15,000     2.15         1/30/2006      14,850
                                         7,500     2.15         2/17/2006       7,419
-------------------------------------------------------------------------------------
Total U.S. Government Agency &
Instrumentality Obligations--
Non-Discount (Cost--$1,509,191) .........................................   1,507,119

Face
Amount                          Issue                                         Value
=====================================================================================
Repurchase Agreements--3.0%
=====================================================================================
$127,164          Credit Suisse First Boston, purchased on
                  4/29/2005 to yield 2.95% to 5/02/2005,
                  repurchase price $127,195, collateralized by
                  U.S. Treasury STRIPS***, due 7/15/2005
                  to 7/15/2029 and U.S. Treasury STRIPS***
                  Principal 8.875% to 9.375% due
                  7/15/2020 to 10/15/2020.                                 $  127,164
-------------------------------------------------------------------------------------
Total Repurchase Agreements (Cost--$127,164) ............................     127,164
-------------------------------------------------------------------------------------
Total Investments (Cost--$4,275,632**)--101.6% ..........................   4,273,245

Liabilities in Excess of Other Assets--(1.6%) ...........................     (66,723)
                                                                           ----------
Net Assets--100.0% ......................................................  $4,206,522
                                                                           ==========

* Commercial Paper and certain U.S. Government Agency & Instrumentality Obligations are traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase by the Fund. Other securities bear interest at the rates shown, payable at fixed dates or upon maturity. Interest rates on variable rate securities are adjusted periodically based upon appro- priate indexes; the interest rates shown are the rates in effect at April 30, 2005.
** The cost and unrealized appreciation (depreciation) of investments as of April 30, 2005, as computed for federal income tax purposes, were as follows:

                                                                  (in Thousands)
      -------------------------------------------------------------------------
      Aggregate cost .............................................   $4,275,651
                                                                     ==========
      Gross unrealized appreciation ..............................   $       75
      Gross unrealized depreciation ..............................       (2,481)
                                                                     ----------
      Net unrealized depreciation ................................       (2,406)
                                                                     ==========

***   Separately Traded Registered Interest and Principal of Securities.
+     Floating rate note.
++ Restricted securities as to resale, representing 4.8% of net assets, were as follows:

                                                                  (in Thousands)
      --------------------------------------------------------------------------
                                     Acquisition
      Issue                             Date             Cost             Value
      --------------------------------------------------------------------------
      GE Life and Annuity
        Assurance Co.                 6/03/2004        $ 50,000         $ 50,000

      Jackson National Life
        Insurance Co.                 5/03/2004          50,000           50,000

      MetLife Funding, Inc.           2/01/2005          12,000           12,000

      Monumental Life Insurance Co.   2/17/2005          30,000           30,000

      New York Life Insurance Co.     5/28/2004          40,000           40,000

      The Travelers Insurance Co.     3/01/2005          20,000           20,000
      --------------------------------------------------------------------------
      Total                                            $202,000         $202,000
                                                       =========================

      Investments in companies considered to be an affiliate of the Fund (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

                                                                  (in Thousands)
      --------------------------------------------------------------------------
                                                        Net             Dividend
      Affiliate                                       Activity           Income
      --------------------------------------------------------------------------
      Merrill Lynch Premier Institutional Fund        (12,822)             $  4
      --------------------------------------------------------------------------

      See Notes to Financial Statements.


        MERRILL LYNCH RETIREMENT RESERVES MONEY FUND    APRIL 30, 2005         9

Statement of Assets and Liabilities

As of April 30, 2005
=========================================================================================================================
Assets
-------------------------------------------------------------------------------------------------------------------------
                       Investments in unaffiliated securities, at value
                        (identified cost--$4,275,632,252) ........................                        $ 4,273,244,895
                       Cash ......................................................                                  2,848
                       Receivables:
                        Interest .................................................    $     8,943,106
                        Beneficial interest sold .................................            911,330           9,854,436
                                                                                      ---------------
                       Prepaid expenses ..........................................                                199,021
                                                                                                          ---------------
                       Total assets ..............................................                          4,283,301,200
                                                                                                          ---------------
=========================================================================================================================
Liabilities
-------------------------------------------------------------------------------------------------------------------------
                       Payables:
                          Beneficial interest redeemed ...........................         49,656,851
                          Securities purchased ...................................         24,596,833
                          Investment adviser .....................................          1,401,379
                          Other affiliates .......................................            865,031          76,520,094
                                                                                      ---------------
                       Accrued expenses and other liabilities ....................                                259,061
                                                                                                          ---------------
                       Total liabilities .........................................                             76,779,155
                                                                                                          ---------------
=========================================================================================================================
Net Assets
-------------------------------------------------------------------------------------------------------------------------
                       Net assets ................................................                        $ 4,206,522,045
                                                                                                          ===============
=========================================================================================================================
Net Assets Consist of
-------------------------------------------------------------------------------------------------------------------------
                       Class I Shares of beneficial interest, $.10 par value,
                        unlimited number of shares authorized ....................                        $   406,776,945
                       Class II Shares of beneficial interest, $.10 par value,
                        unlimited number of shares authorized ....................                             14,113,995
                       Paid-in capital in excess of par ..........................                          3,788,018,462
                       Unrealized depreciation--net ..............................                             (2,387,357)
                                                                                                          ---------------
                       Net Assets ................................................                        $ 4,206,522,045
                                                                                                          ===============
=========================================================================================================================
Net Asset Value
-------------------------------------------------------------------------------------------------------------------------
                       Class I--Based on net assets of $4,065,214,446
                        and 4,067,769,453 shares outstanding .....................                        $          1.00
                                                                                                          ===============
                       Class II--Based on net assets of $141,307,599
                        and 141,139,949 shares outstanding .......................                        $          1.00
                                                                                                          ===============

      See Notes to Financial Statements.


10      MERRILL LYNCH RETIREMENT RESERVES MONEY FUND    APRIL 30, 2005

Statement of Operations

For the Six Months Ended April 30, 2005
=========================================================================================================================
Investment Income
-------------------------------------------------------------------------------------------------------------------------
                       Interest and amortization of premium and discount earned ..                        $    53,182,922
                       Securities lending--net ...................................                                  3,771
                                                                                                          ---------------
                       Total income ..............................................                             53,186,693
                                                                                                          ---------------
=========================================================================================================================
Expenses
-------------------------------------------------------------------------------------------------------------------------
                       Investment advisory fees ..................................    $     9,363,011
                       Transfer agent fees--Class I ..............................          2,665,302
                       Accounting services .......................................            312,554
                       Registration fees .........................................            226,163
                       Printing and shareholder reports ..........................            157,505
                       Transfer agent fees--Class II .............................             90,748
                       Trustees' fees and expenses ...............................             59,924
                       Custodian fees ............................................             58,574
                       Professional fees .........................................             57,390
                       Distribution fees--Class II ...............................             27,102
                       Pricing services ..........................................              7,621
                       Other .....................................................             40,661
                                                                                      ---------------
                       Total expenses ............................................                             13,066,555
                                                                                                          ---------------
                       Investment income--net ....................................                             40,120,138
                                                                                                          ---------------
=========================================================================================================================
Realized & Unrealized Gain (Loss)--Net
-------------------------------------------------------------------------------------------------------------------------
                       Realized gain on investments--net .........................                                  3,836
                       Change in unrealized depreciation on investments--net .....                               (449,528)
                                                                                                          ---------------
                       Total realized and unrealized loss--net ...................                               (445,692)
                                                                                                          ---------------
                       Net Increase in Net Assets Resulting from Operations ......                        $    39,674,446
                                                                                                          ===============

      See Notes to Financial Statements.


        MERRILL LYNCH RETIREMENT RESERVES MONEY FUND    APRIL 30, 2005        11

Statements of Changes in Net Assets

                                                                                         For the Six          For the
                                                                                        Months Ended        Year Ended
                                                                                          April 30,         October 31,
Increase (Decrease) in Net Assets:                                                          2005               2004
=========================================================================================================================
Operations
-------------------------------------------------------------------------------------------------------------------------
                       Investment income--net ....................................    $    40,120,138     $    35,961,197
                       Realized gain--net ........................................              3,836             134,346
                       Change in unrealized depreciation--net ....................           (449,528)         (1,954,604)
                                                                                      -----------------------------------
                       Net increase in net assets resulting from operations ......         39,674,446          34,140,939
                                                                                      -----------------------------------
=========================================================================================================================
Dividends &Distributions to Shareholders
-------------------------------------------------------------------------------------------------------------------------
                       Investment income--net:
                          Class I ................................................        (38,826,885)        (35,028,102)
                          Class II ...............................................         (1,293,253)           (933,095)
                       Realized gain--net:
                          Class I ................................................             (3,709)           (129,367)
                          Class II ...............................................               (127)             (4,979)
                                                                                      -----------------------------------
                       Net decrease in net assets resulting from dividends and
                        distributions to shareholders ............................        (40,123,974)        (36,095,543)
                                                                                      -----------------------------------
=========================================================================================================================
Beneficial Interest Transactions
-------------------------------------------------------------------------------------------------------------------------
                       Net decrease in net assets derived from beneficial interest
                        transactions .............................................       (337,432,730)       (854,711,281)
                                                                                      -----------------------------------
=========================================================================================================================
Net Assets
-------------------------------------------------------------------------------------------------------------------------
                       Total decrease in net assets ..............................       (337,882,258)       (856,665,885)
                       Beginning of period .......................................      4,544,404,303       5,401,070,188
                                                                                      -----------------------------------
                       End of period .............................................    $ 4,206,522,045     $ 4,544,404,303
                                                                                      ===================================

      See Notes to Financial Statements.


12      MERRILL LYNCH RETIREMENT RESERVES MONEY FUND    APRIL 30, 2005

Financial Highlights

                                                                                          Class I
                                                             -----------------------------------------------------------------
                                                             For the Six
                                                             Months Ended            For the Year Ended October 31,
The following per share data and ratios have been derived      April 30,   ---------------------------------------------------
from information provided in the financial statements.           2005         2004         2003          2002          2001
==============================================================================================================================
Per Share Operating Performance
------------------------------------------------------------------------------------------------------------------------------
                  Net asset value, beginning of period ...   $     1.00    $     1.00   $     1.00    $     1.00    $     1.00
                                                             -----------------------------------------------------------------
                  Investment income--net .................        .0091         .0075        .0088         .0163         .0460
                  Realized and unrealized gain (loss)--net       (.0001)       (.0004)      (.0011)       (.0012)        .0021
                                                             -----------------------------------------------------------------
                  Total from investment operations .......        .0090         .0071        .0077         .0151         .0481
                                                             -----------------------------------------------------------------
                  Less dividends and distributions:
                     Investment income--net ..............       (.0091)       (.0075)      (.0088)       (.0163)       (.0460)
                     Realized gain--net ..................           --+           --+      (.0001)       (.0001)       (.0002)
                                                             -----------------------------------------------------------------
                  Total dividends and distributions ......       (.0091)       (.0075)      (.0089)       (.0164)       (.0462)
                                                             -----------------------------------------------------------------
                  Net asset value, end of period .........   $     1.00    $     1.00   $     1.00    $     1.00    $     1.00
                                                             =================================================================
                  Total Investment Return ................          .91%@         .75%         .88%         1.66%         4.73%
                                                             =================================================================
==============================================================================================================================
Ratios to Average Net Assets
------------------------------------------------------------------------------------------------------------------------------
                  Expenses ...............................          .59%*         .58%         .55%          .56%          .58%
                                                             =================================================================
                  Investment income and realized gain--net         1.82%*         .74%         .90%         1.65%         4.68%
                                                             =================================================================
==============================================================================================================================
Supplemental Data
------------------------------------------------------------------------------------------------------------------------------
                  Net assets, end of period (in thousands)   $4,065,214    $4,388,882   $5,199,455    $6,669,287    $7,594,189
                                                             =================================================================

*     Annualized.
+     Amount is less than $(.0001) per share.
@     Aggregate total investment return.

      See Notes to Financial Statements.


        MERRILL LYNCH RETIREMENT RESERVES MONEY FUND    APRIL 30, 2005        13

Financial Highlights (concluded)

                                                                                          Class II
                                                             -----------------------------------------------------------------
                                                             For the Six
                                                             Months Ended            For the Year Ended October 31,
The following per share data and ratios have been derived      April 30,   ---------------------------------------------------
from information provided in the financial statements.           2005         2004         2003          2002          2001
==============================================================================================================================
Per Share Operating Performance
------------------------------------------------------------------------------------------------------------------------------
                  Net asset value, beginning of period ...   $    1.00     $     1.00    $    1.00    $     1.00    $     1.00
                                                             -----------------------------------------------------------------
                  Investment income--net .................       .0089          .0055        .0069         .0144         .0440
                  Realized and unrealized gain (loss)--net      (.0001)        (.0004)      (.0011)       (.0013)        .0021
                                                             -----------------------------------------------------------------
                  Total from investment operations .......       .0088          .0051        .0058         .0131         .0461
                                                             -----------------------------------------------------------------
                  Less dividends and distributions:
                     Investment income--net ..............      (.0089)        (.0055)      (.0069)       (.0143)       (.0440)
                     Realized gain--net ..................          --+            --+      (.0001)       (.0001)       (.0002)
                                                             -----------------------------------------------------------------
                  Total dividends and distributions ......      (.0089)        (.0055)      (.0070)       (.0144)       (.0442)
                                                             -----------------------------------------------------------------
                  Net asset value, end of period .........   $    1.00     $     1.00    $    1.00    $     1.00    $     1.00
                                                             =================================================================
                  Total Investment Return ................         .90%@          .55%         .69%         1.46%         4.52%
                                                             =================================================================
==============================================================================================================================
Ratios to Average Net Assets
------------------------------------------------------------------------------------------------------------------------------
                  Expenses ...............................         .63%*          .78%         .75%          .76%          .79%
                                                             =================================================================
                 Investment income and realized gain--net         1.78%*          .54%         .70%         1.46%         4.57%
                                                             =================================================================
==============================================================================================================================
Supplemental Data
------------------------------------------------------------------------------------------------------------------------------
                  Net assets, end of period (in thousands)   $ 141,308     $  155,522    $ 201,615    $  266,239    $  366,217
                                                             =================================================================

*     Annualized.
+     Amount is less than $(.0001) per share.
@     Aggregate total investment return.

      See Notes to Financial Statements.


14       MERRILL LYNCH RETIREMENT RESERVES MONEY FUND    APRIL 30, 2005

Notes to Financial Statements

1. Significant Accounting Policies:

Merrill Lynch Retirement Reserves Money Fund (the "Fund") is a separate Fund offering separate classes of shares of Merrill Lynch Retirement Series Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which will comprise a series of separate portfolios offering a separate class of shares to participants in the retirement plans for which Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), acts as passive custodian. The Fund's financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to present a fair statement of the results for the interim period. All such adjustments are of a normal, recurring nature. The Fund offers multiple classes of shares. Class I and Class II Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class and Class II Shares bear certain expenses related to the distribution of such shares. Income, expenses (other than expenses attributed to a specific class) and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. At the present time, the Fund is the only series offered. The following is a summary of significant accounting policies consistently followed by the Fund.

(a) Valuation of investments -- Portfolio securities with remaining maturities of greater than sixty days, for which market quotations are readily available, are valued at market value. As securities transition from sixty-one to sixty days to maturity, the difference between the valuation existing on the sixty-first day before maturity and maturity value is amortized on a straight-line basis to maturity. Securities maturing sixty days or less from their date of acquisition are valued at amortized cost, which approximates market value. For purposes of valuation, the maturity of a variable rate security is deemed to be the next coupon date on which the interest rate is to be adjusted. Other investments and assets for which market quotations are not available are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Trustees.

(b) Repurchase agreements -- The Fund may invest in U.S. government and agency securities pursuant to repurchase agreements. Under such agreements, the counterparty agrees to repurchase the security at a mutually agreed upon time and price. The Fund takes possession of the underlying securities, marks-to-market such securities and, if necessary, receives additional securities daily to ensure that the contract is fully collateralized. If the seller defaults and the fair value of the collateral declines, liquidation of the collateral of the Fund may be delayed or limited.

(c) Income taxes -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

(d) Security transactions and investment income -- Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income (including amortization of premium and discount) is recognized on the accrual basis.

(e) Prepaid registration fees -- Prepaid registration fees are charged to expense as the related shares are issued.

(f) Dividends and distributions to shareholders -- The Fund declares dividends daily and reinvests daily such dividends in additional fund shares at net asset value. Dividends and distributions are declared from the total of net investment income and net realized gains or losses on investments.

(g) Securities lending -- The Fund may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. Where the Fund receives securities as collateral for the loaned securities, it collects a fee from the borrower. The Fund typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Fund receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Fund may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Fund could experience delays and costs in gaining access to the collateral. The Fund also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.


        MERRILL LYNCH RETIREMENT RESERVES MONEY FUND    APRIL 30, 2005        15

2. Investment Advisory Agreement and Transactions with Affiliates:

The Fund has entered into an Investment Advisory Agreement with Merrill Lynch Investment Managers, L.P. ("MLIM"). The general partner of MLIM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of ML & Co., which is the limited partner. The Fund has entered into a Distribution Agreement and Distribution Plan with FAM Distributors, Inc. ("FAMD" or the "Distributor"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc.

MLIM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee based upon the average daily value of the Fund's net assets at the following annual rates: .50% of the Fund's average daily net assets not exceeding $1 billion; .45% of average daily net assets in excess of $1 billion but not exceeding $2 billion; .40% of average daily net assets in excess of $2 billion but not exceeding $3 billion; .375% of average daily net assets in excess of $3 billion but not exceeding $4 billion; .35% of average daily net assets in excess of $4 billion but not exceeding $7 billion; .325% of average daily net assets in excess of $7 billion but not exceeding $10 billion; .30% of average daily net assets in excess of $10 billion but not exceeding $15 billion and .29% of average daily net assets in excess of $15 billion.

Pursuant to the Distribution Plan adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor an ongoing distribution fee accrued daily and paid monthly at the annual rate of ..20% of the Fund's average daily net assets attributable to Class II Shares. This fee is used to help defray the expenses associated with marketing activities and services related to Class II Shares. The Fund did not accrue Class II distribution fees for a portion of the six months ended April 30, 2005.

The Fund has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to MLPF&S or its affiliates. Pursuant to that order, the Fund also has retained Merrill Lynch Investment Managers, LLC ("MLIM, LLC"), an affiliate of MLIM, as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. MLIM, LLC may, on behalf of the Fund, invest cash collateral received by the Fund for such loans, among other things, in a private investment company managed by MLIM, LLC or in registered money market funds advised by MLIM or its affiliates. For the six months ended April 30, 2005, MLIM, LLC received $1,561 in securities lending agent fees.

For the six months ended April 30, 2005, the Fund reimbursed MLIM $48,674 for certain accounting services.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Certain officers and/or trustees of the Trust are officers and/or directors of MLIM, FAMD, FDS, PSI, and/or ML & Co.


16       MERRILL LYNCH RETIREMENT RESERVES MONEY FUND    APRIL 30, 2005

Notes to Financial Statements (concluded)

3. Shares of Beneficial Interest:

Net decrease in net assets derived from beneficial interest transactions was $337,432,730 and $854,711,281 for the six months ended April 30, 2005 and the year ended October 31, 2004, respectively.

Transactions in shares of beneficial interest for each class were as follows:

--------------------------------------------------------------------------------
Class I Shares for the Six Months                                    Dollar
Ended April 30, 2005                           Shares                Amount
--------------------------------------------------------------------------------
Shares sold ........................        7,794,521,995      $  7,794,521,995
Shares issued to shareholders
   in reinvestment of dividends
   and distributions ...............           38,813,610            38,813,610
                                          -------------------------------------
Total issued .......................        7,833,335,605         7,833,335,605
Shares redeemed ....................       (8,156,569,702)       (8,156,569,702)
                                          -------------------------------------
Net decrease .......................         (323,234,097)     $   (323,234,097)
                                          =====================================

--------------------------------------------------------------------------------
Class I Shares for the Year                                          Dollar
Ended October 31, 2004                         Shares                Amount
--------------------------------------------------------------------------------
Shares sold ........................       15,102,897,068      $ 15,102,897,068
Shares issued to shareholders
   in reinvestment of dividends
   and distributions ...............           35,116,131            35,116,131
                                          -------------------------------------
Total issued .......................       15,138,013,199        15,138,013,199
Shares redeemed ....................      (15,946,694,510)      (15,946,694,510)
                                          -------------------------------------
Net decrease .......................         (808,681,311)     $   (808,681,311)
                                          =====================================

--------------------------------------------------------------------------------
Class II Shares for the Six Months                                   Dollar
Ended April 30, 2005                           Shares                Amount
--------------------------------------------------------------------------------
Shares sold ........................          114,863,326      $    114,863,326
Shares issued to shareholders
   in reinvestment of dividends
   and distributions ...............            1,291,987             1,291,987
                                          -------------------------------------
Total issued .......................          116,155,313           116,155,313
Shares redeemed ....................         (130,353,946)         (130,353,946)
                                          -------------------------------------
Net decrease .......................          (14,198,633)     $    (14,198,633)
                                          =====================================

--------------------------------------------------------------------------------
Class II Shares for the Year                                         Dollar
Ended October 31, 2004                         Shares                Amount
--------------------------------------------------------------------------------
Shares sold ........................          178,036,960      $    178,036,960
Shares issued to shareholders
   in reinvestment of dividends
   and distributions ...............              933,095               933,095
                                          -------------------------------------
Total issued .......................          178,970,055           178,970,055
Shares redeemed ....................         (225,000,025)         (225,000,025)
                                          -------------------------------------
Net decrease .......................          (46,029,970)     $    (46,029,970)
                                          =====================================


        MERRILL LYNCH RETIREMENT RESERVES MONEY FUND    APRIL 30, 2005        17

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's Web site at http://www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


18      MERRILL LYNCH RETIREMENT RESERVES MONEY FUND    APRIL 30, 2005

Electronic Delivery

The Fund offers electronic delivery of communications to its shareholders. In order to receive this service, you must register your account and provide us with e-mail information. To sign up for this service, simply access this Web site at http://www.icsdelivery.com/live and follow the instructions. When you visit this site, you will obtain a personal identification number (PIN). You will need this PIN should you wish to update your e-mail address, choose to discontinue this service and/or make any other changes to the service. This service is not available for certain retirement accounts at this time.


        MERRILL LYNCH RETIREMENT RESERVES MONEY FUND    APRIL 30, 2005        19

[LOGO] Merrill Lynch Investment Managers

www.mlim.ml.com

--------------------------------------------------------------------------------

Mercury Advisors

A Division of Merrill Lynch Investment Managers

www.mercury.ml.com

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Past performance results shown in this report should not be considered a representation of future performance, which will fluctuate. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free 1-800-MER-FUND (1-800-637-3863); (2) at www.mutualfunds.ml.com; and (3) on the Securities and Exchange Commission's Web site at http://www.sec.gov. Information about how the Fund voted proxies relating to securities held in the Fund's portfolio during the most recent 12-month period ended June 30 is available (1) at www.mutualfunds.ml.com and (2) on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Merrill Lynch Retirement Reserves Money Fund
Of Merrill Lynch Retirement Series Trust
Box 9011
Princeton, NJ
08543-9011

                                                                  #10262 -- 4/05

Item 2 - Code of Ethics - Not Applicable to this semi-annual report

Item 3 - Audit Committee Financial Expert - Not Applicable to this semi-annual report

Item 4 - Principal Accountant Fees and Services - Not Applicable to this semi-annual report

Item 5 - Audit Committee of Listed Registrants - Not Applicable

Item 6 - Schedule of Investments - Not Applicable

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8 - Portfolio Managers of Closed-End Management Investment Companies - Not Applicable

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 10 - Submission of Matters to a Vote of Security Holders - Not Applicable

Item 11 - Controls and Procedures

11(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

11(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 - Exhibits attached hereto

12(a)(1) - Code of Ethics - Not Applicable to this semi-annual report

12(a)(2) - Certifications - Attached hereto

12(a)(3) - Not Applicable

12(b) - Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Merrill Lynch Retirement Reserves Money Fund of Merrill Lynch Retirement Series Trust


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer of
    Merrill Lynch Retirement Reserves Money Fund of Merrill Lynch Retirement Series Trust

Date: June 20, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer of
    Merrill Lynch Retirement Reserves Money Fund of Merrill Lynch Retirement Series Trust

Date: June 20, 2005


By: /s/ Donald C. Burke
    -----------------------
    Donald C. Burke,
    Chief Financial Officer of
    Merrill Lynch Retirement Reserves Money Fund of Merrill Lynch Retirement Series Trust

Date: June 20, 2005